Interbank Borrowings - Schedule of Interbank Borrowings from Financial Institutions by Maturity (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total	$ 3,798,978	$ 2,646,756
1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	942,140	1,997,751
Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	962,045	442,784
2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	8,764	83,908
3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	1,847,890	80,073
4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	15,675	7,521
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 22,464	$ 34,719